Accounts Receivable - Movements on the allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for Doubtful Accounts Receivable
As at January 1	$ 70	$ 171	$ 60
Increase in allowance for credit losses	3	70	141
Decrease in allowance due to subsequent collection	(78)	(168)	(16)
Exchange difference	8	(3)	(7)
Divestment of subsidiaries			(7)
As at December 31	$ 3	$ 70	$ 171